SHARE BASED COMPENSATION - Fair value of employee share options (Details) - 2019 Plan	12 Months Ended
Dec. 31, 2019 $ / shares
SHARE BASED COMPENSATION
Risk-free interest rate	2.79%
Expected volatility	41.06%
Expected dividend yield	0.00%
Exercise multiple	$ 2.80
Expected post-vesting forfeiture rate	0.00%
Fair value of share option	$ 0.545